Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 06, 2024 ARS ($)	Dec. 06, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 1,009,506,228	$ 201,900,664
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 918,726,468	168,067,378
Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
XIV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 44,640,963
Term	6 months
Rate	4.50%		4.50%
Debt Securities	$ 45,351,190
XV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 42,106,850
Term	6 months
Rate	3.95%		3.95%
Debt Securities	$ 46,432,570
XVIII | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 23,476,247
Term	147 days
Rate	3.00%		3.00%
Debt Securities	$ 23,084,218
XX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 35,088,750
Term	12 months
Rate	2.70%		2.70%
Debt Securities	$ 32,031,766
LXI | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,000,000
Term	366 days
Rate	3.50%		3.50%
Debt Securities	$ 36,259,719
LXII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,000,000
Term	270 days
Rate	5.50%		5.50%
Debt Securities	$ 30,055,537
XVI | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 325,000
Term	48 months
Rate	7.75%		7.75%
Debt Securities			$ 336,672,600
XVII | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 83,478
Term	177 days
Rate	2.00%		2.00%
Debt Securities			$ 85,223,086
XIX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 97,749
Term	6 months
Rate	4.25%		4.25%
Debt Securities			$ 100,089,757
LXIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 179,163
Term	367 days
Rate	6.25%		6.25%
Debt Securities			$ 183,526,025
Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Term	6 months
Green Bond
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 6,984,323	33,833,286
Negotiable Obligation | Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities				$ 83,795,437	$ 81,158
LI Serie II | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 3,284,942
Term		730 days
Rate		6.00%				6.00%
Debt Securities		$ 5,995,209
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,192,612
Term		730 days
Rate		5.25%				5.25%
Debt Securities		$ 8,112,949
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,779,859
Term		730 days
Rate		4.99%				4.99%
Debt Securities		$ 13,447,877
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 10,141,234
Term		548 days
Rate		3.00%				3.00%
Debt Securities		$ 13,492,443
LVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,512,200
Term		365 days
Rate		4.50%				4.50%
Debt Securities		$ 24,235,400
LVIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,214,678
Term		366 days
Rate		5.00%				5.00%
Debt Securities		$ 10,106,996
LIX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,072,087
Term		366 days
Rate		5.00%				5.00%
Debt Securities		$ 27,169,188
LX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 27,381,323
Term		366 days
Rate		5.00%				5.00%
Debt Securities		$ 52,182,610
LII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value						$ 7,500
Term		770 days
Rate		5.00%				5.00%
Debt Securities						$ 13,324,706